Edwin Mecabe
Managing Director
Corporate Actions & Market Watch
[redacted]

13001955

NYSE EURONEXT

RECEIVED SEC

APR 25 2013

Washington, DC 20549

001-13726

April 25, 2013

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CHESAPEAKE ENERGY CORPORATION, 3.250% Senior Notes due 2016 and guarantees thereof, 5.375% Senior Notes due 2021 and guarantees thereof, 5.750% Senior Notes due 2023 and guarantees thereof, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 8, 2013. Tentative listing date – April 29, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com